FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	836	836	941	941

Financial Assets and Liabilties Measured at Fair Value on Recurring Basis	The estimated fair values of financial assets are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	836	836	—	—